Unaudited Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized	[1]	100,000,000	100,000,000
Ordinary shares, shares issued	[1]	10,000,000	10,000,000
Ordinary shares, shares outstanding	[1]	10,000,000	10,000,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization.